Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Central Index Key	0001024478
Entity Registrant Name	Rockwell Automation, Inc.
EBP 011
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Central Index Key	0001024478
Entity Registrant Name	Rockwell Automation, Inc.